Share-based compensation - Disclosure of significant inputs in the model, phantom shares (Details) - Phantom shares - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%), based on historical volatility	51.26%
Expected vesting period (term in years)	0
Risk-free interest rate (%)	2.10%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%), based on historical volatility		51.07%
Expected vesting period (term in years)		0.25
Risk-free interest rate (%)		1.32%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%), based on historical volatility		86.95%
Expected vesting period (term in years)		0.93
Risk-free interest rate (%)		2.37%